ACCRUED LIABILITIES	3 Months Ended
Mar. 31, 2022
Payables and Accruals [Abstract]
ACCRUED LIABILITIES

NOTE 5 – ACCRUED LIABILITIES

The following table sets forth the components of the Company’s accrued liabilities on March 31, 2022 and December 31, 2021.

	March 31, 2022	December 31, 2021
Sales tax payable	$8,924	$4,666
Accrued interest payable	4,806	4,363
Payroll tax liabilities	114,448	125,476
Total accrued liabilities	$128,178	$134,505

The Company is in arrears on its payroll tax payments as of March 31, 2022. “payroll tax liabilities” as of March 31, 2022 and December 31, 2021 is approximately $42,618 and $43,001 in interest and penalties.